Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period	$ 305,585,949
Financial assets at end of period	130,141,014	$ 305,585,949
Trade Receivables [Member] | Accumulated impairment [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period	(65,876,615)
Financial assets at end of period	(82,913,517)	(65,876,615)
Trade Receivables Past Due and Impaired [Member] | Accumulated impairment [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period	(90,498,033)	(89,205,444)
Increases (decreases) for the year	18,429,856	10,773,445
Amounts written off	(10,379,444)	(9,460,991)
Increases (decreases) in foreign currency translation differences	27,922	1,801
Other		(21,666)
Financial assets at end of period	$ (98,576,367)	$ (90,498,033)